MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [0] JUNE 30, 2002

DEAR SHAREHOLDER:

During the six-month period ended June 30, 2002, the U.S. economy began to recover from recession and the impact of September 11. Real gross domestic product (GDP) accelerated to an annualized rate of 5 percent in the first quarter of 2002. The resiliency of the U.S. consumer and slower inventory depletion were significant factors in this improvement. During the second quarter, the majority of the economic data remained positive, although worldwide political events and the effect of corporate accounting scandals on equities brought the sustainability of the recovery into question.

Throughout 2001, the Federal Reserve Board aggressively cut the federal funds rate by a total of 475 basis points (4.75 percent), to the current level of
1.75 percent. As the economy gained momentum in the first few months of 2002, there was a general consensus forecast that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields generally rose. By late spring, however, the consensus shifted as labor market and capital-spending indicators remained soft, and new disclosures on corporate integrity spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there would be no rush to tighten monetary policy. The bond market responded favorably by scaling back expectations of rate hikes, and yields declined.


MUNICIPAL MARKET CONDITIONS

The municipal market was influenced by the economy and the turmoil in the equity markets. The yield on the 30-year insured municipal bond index, which stood at 5.36 percent at the end of 2001, reached a high of 5.45 percent in March 2002, before declining to 5.27 percent in June 2002. Throughout the period, the slope of the municipal yield curve remained positive. The yield pickup for extending maturities from one to 30 years was 365 basis points (3.65 percent). This is the steepest yield curve since 1985.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge for the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries declined from 98 percent in December 2001 to 96 percent by the end of June 2002. In the 10-year range, the ratio declined from 90 percent in December to 86 percent in June.

In much the same way homeowners refinance their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first six months of 2002. This activity contributed to a surge in municipal bond underwriting, and long-term volume increased 20 percent to a record $162 billion. Refunded issues represented almost one-quarter of the total. New York, led by a major refinancing of the Metropolitan Transportation Authority's outstanding debt,

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [0] JUNE 30, 2002 continued


accounted for 13 percent of national volume. California, Texas and Florida, the next largest states in terms of issuance, represented an additional 24 percent of the total.


[GRAPHIC OMITTED]

                         30 Year Bond Yields 1993-2002

                          Insured                  U.S
                         Municipal               Treasury         %
      Date                Yields                  Yields      Relationship
      ----                -----                   -----       ------------
    12/31/92               6.30%                   7.39%          85.25%
    03/31/93               6.00                    6.92           86.71
    06/30/93               5.65                    6.67           84.71
    09/30/93               5.35                    6.02           88.90
    12/31/93               5.40                    6.34           85.17
    03/31/94               6.40                    7.09           90.27
    06/30/94               6.50                    7.61           85.41
    09/30/94               6.55                    7.81           83.87
    12/30/94               6.75                    7.88           85.66
    03/31/95               6.15                    7.43           82.77
    06/30/95               6.10                    6.62           92.15
    09/29/95               5.95                    6.48           91.82
    12/29/95               5.35                    5.94           90.07
    03/29/96               5.85                    6.66           87.84
    06/28/96               5.90                    6.89           85.63
    09/30/96               5.70                    6.93           82.25
    12/31/96               5.60                    6.63           84.46
    03/31/97               5.90                    7.10           83.10
    06/30/97               5.60                    6.78           82.60
    09/30/97               5.40                    6.40           84.38
    12/31/97               5.15                    5.92           86.99
    03/31/98               5.25                    5.93           88.53
    06/30/98               5.20                    5.65           92.04
    09/30/98               4.95                    5.00           99.00
    12/31/98               5.05                    5.10           99.02
    03/31/99               5.15                    5.63           91.47
    06/30/99               5.47                    5.96           91.78
    09/30/99               5.83                    6.05           96.36
    12/31/99               5.97                    6.48           92.13
    03/31/00               5.82                    5.83           99.83
    06/30/00               5.84                    5.90           98.98
    09/30/00               5.74                    5.89           97.45
    12/31/00               5.27                    5.46           96.52
    03/31/01               5.26                    5.44           96.69
    06/30/01               5.35                    5.76           92.88
    09/30/01               5.20                    5.42           95.94
    12/31/01               5.36                    5.47           97.99
    03/31/02               5.43                    5.80           93.62
    06/30/02               5.27                    5.51           95.64

    Source: Municipal Market Data-A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six months ended June 30, 2002, Morgan Stanley Tax-Exempt Securities Trust's Class A and D shares returned 4.10 percent and 4.14 percent, respectively. During the same period, the Fund's Class B and C shares returned
3.83 percent and 3.78 percent, respectively. The Fund underperformed the Lehman Brothers Municipal Bond Index, which returned 4.64 percent.* The index is more heavily weighted toward short- and intermediate-term securities, and its return does not include expenses. The

--------------

* The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [0] JUNE 30, 2002 continued


performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.


PORTFOLIO STRUCTURE

The Fund's net assets of $1.4 billion were diversified among 17 long-term sectors and 186 credits. The Fund maintained its high-credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. Nearly 85 percent of the long-term portfolio is rated AA or better. At the end of June, the portfolio's average maturity was 16 years. Average duration of the portfolio, a measure of sensitivity to interest-rate changes, was 7.0 years. Generally, a portfolio with a longer duration will have greater price volatility. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution, geographic concentrations and sector allocations. Optional call provisions by year and their respective cost (book) yields are also shown.


LOOKING AHEAD

The Federal Reserve Board's cautious approach toward tightening monetary policy has helped stabilize the fixed-income markets. We believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors in the highest tax brackets, the adjustment of municipal yields to their taxable equivalents offers a significant advantage.

We appreciate your ongoing support of Morgan Stanley Tax-Exempt Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
-----------------------------            --------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [0] JUNE 30, 2002 continued


[GRAPHIC OMITTED]

LARGEST SECTORS (BAR CHART):  AS OF JUNE 30, 2002
(% OF NET ASSETS)

Category
--------
Transportation            18%
Water & Sewer             13%
General Obligation        12%
Electric                  12%
Refunded                  11%
Mortgage                   7%
Hospital                   7%

Portfolio structure is subject to change.


[GRAPHIC OMITTED]

CREDIT RATINGS (PIE CHART):  AS OF JUNE 30, 2002
(% OF LONG-TERM PORTFOLIO)

  RATINGS
MOODY'S/S&P
-----------
  Aaa/AAA                 67%
   Aa/AA                  20%
    A/A                    6%
  Baa/BBB                  4%
   Ba/BB                   1%
     NR                    2%

As measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. Portfolio structure is subject to change.


[GRAPHIC OMITTED]

   DISTRIBUTION BY MATURITY
  (% OF LONG-TERM PORTFOLIO)

   YEARS
   -----
 1 - 5 Yrs                     7.0%
 5 - 10 Yrs                   14.8%
10 - 20 Yrs                   45.4%
20 - 30 Yrs                   29.7%
  30+ Yrs                      3.1%

WEIGHTED AVERAGE MATURITY (YRS):  16 years

Portfolio  structure is subject to change.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS [0] JUNE 30, 2002 continued

[GRAPHIC OMITTED]

CALL AND COST (BOOK) YIELD STRUCTURE
(BASED ON LONG-TERM PORTFOLIO)
JUNE 30, 2002

CALL STRUCTURE (BAR CHART)
----------
CALL DATES

2002         6%
2003        10%
2004         4%
2005         9%
2006         6%
2007         9%
2008         8%
2009         7%
2010        12%
2011        10%
2012+       19%

WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS


[GRAPHIC OMITTED]

COST (BOOK) YIELD*
-----------
YIELD DATES

2002          7.5%
2003          6.8%
2004          6.9%
2005          6.5%
2006          5.9%
2007          5.9%
2008          5.5%
2009          5.7%
2010          5.6%
2011          5.2%
2012+         5.6%

WEIGHTED AVERAGE BOOK YIELD: 6.0%

* Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.5% on 6% of the long-term portfolio that is callable in 2002.

     Portfolio structure is subject to change.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
ANNUAL HOUSEHOLDING NOTICE [0] JUNE 30, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FUND PERFORMANCE [0] JUNE 30, 2002

              Average Annual Total Returns - Period Ended 6/30/02
--------------------------------------------------------------------------------


                      Class A Shares*
-------------------------------------------------------------
1 Year                        5.91%(1)          1.41%(2)
5 Years                       5.54%(1)          4.63%(2)
10 Years                      5.90%(1)          5.44%(2)


                      Class B Shares**
-------------------------------------------------------------
1 Year                        5.53%(1)          0.53%(2)
Since Inception (7/28/97)     4.81%(1)          4.48%(2)


                      Class C Shares+
-------------------------------------------------------------
1 Year                        5.43%(1)          4.43%(2)
Since Inception (7/28/97)     4.65%(1)          4.65%(2)


                      Class D Shares++
----------------------------------------------
1 Year                        6.17%(1)
5 Years                       5.74%(1)
10 Years                      6.13%(1)


PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 4.00% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.


BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

 *  The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 + The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED)


  PRINCIPAL
  AMOUNT IN                                                                                   COUPON      MATURITY
  THOUSANDS                                                                                    RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (97.0%)
              General Obligation (12.2%)
              North Slope Borough, Alaska,
$   15,000      Ser 1995 A (MBIA) .......................................................   0.00 %       06/30/06   $   13,214,100
     9,500      Ser 1999 A (MBIA) .......................................................   0.00         06/30/10        6,710,325
    25,000      Ser 2000 B (MBIA) .......................................................   0.00         06/30/11       16,671,750
    20,000      Ser 2001 A (MBIA) .......................................................   0.00         06/30/12       12,578,400
     5,000    California, Various Purpose 04/01/02 ......................................   6.00         04/01/19        5,654,050
     4,000    Connecticut, College Savings 1989 Ser A ...................................   0.00         07/01/08        3,222,480
     9,000    Florida Board of Education, Capital Outlay Refg Ser 1999 B (MBIA) .........   4.50         06/01/24        8,225,280
              Chicago, Illinois,
     5,000      Refg Ser 1995 A-2 (Ambac) ...............................................   6.25         01/01/14        5,843,050
    10,300      Neighborhoods Alive 21 Ser 2001 A (FGIC) ................................   5.375        01/01/26       10,394,451
     3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA) ....................   5.00         12/01/26        2,893,320
     3,000    Clark County, Nevada, Transportation Ser 1992 A (Ambac) ...................   6.50         06/01/17        3,603,210
              New York City, New York,
     1,925      1990 Ser D ..............................................................   6.00         08/01/07        1,932,334
     1,545      1990 Ser D ..............................................................   6.00         08/01/08        1,550,887
     5,000    New York State, Refg Ser 1995 B ...........................................   5.70         08/15/10        5,482,400
              North Carolina,
    10,000      1997 Ser A ..............................................................   5.20         03/01/16       10,479,100
    10,000      Public School Building Ser 1999 .........................................   4.60         04/01/17        9,982,400
       500    Delaware City School District, Ohio, Constr & Impr (FGIC) .................   5.75         12/01/20          529,790
     3,000    Little Miami Local School District, Ohio, Ser 1998 (FGIC) .................   4.875        12/01/23        2,904,930
    10,000    South-Western City School District, Ohio, Ser 1999 (Ambac) ................   4.75         12/01/19        9,871,300
    10,000    Pennsylvania, First Ser 1995 (FGIC) .......................................   5.50         05/01/12       10,510,500
              Shelby County, Tennessee,
     5,000      Refg 1995 Ser A .........................................................   5.625        04/01/11        5,412,950
     4,000      Refg 1995 Ser A .........................................................   5.625        04/01/14        4,247,960
     5,000    North East Texas Independent School District, Texas, Ser 1999 (PSF) .......   6.50         10/01/14        5,716,050
    18,000    King County, Washington, Ltd Tax 1995 (MBIA) ..............................   6.00         01/01/23       19,119,060
----------                                                                                                          --------------
   192,770                                                                                                             176,750,077
----------                                                                                                          --------------
              Educational Facilities Revenue (3.7%)
     4,000    California Public Works Board, University of California
                1993 Refg Ser A .........................................................   5.50         06/01/21        4,048,200
     7,000    Indiana University, Student Fee Ser K (MBIA) ..............................   5.875        08/01/20        7,411,180

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                              COUPON         MATURITY
  THOUSANDS                                                                               RATE            DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000    Maryland Health & Educational Facilities Authority,
                The John Hopkins University Refg Ser 1998 ............................... 5.125%          07/01/20   $    2,034,940
       400    Massachusetts Industrial Finance Agency, College of the Holy Cross
                1996 Issue (MBIA) ....................................................... 5.50            03/01/16          420,424
       500    Oakland University, Michigan, Ser 1995 (MBIA) ............................. 5.75            05/15/26          516,905
       200    Minnesota Higher Education Facilities Authority, Northfield St Olaf
                College 1992 ............................................................ 6.40            10/01/21          206,218
     4,000    Missouri Health & Educational Facilities Authority, Washington
                University Ser 1998 A ................................................... 4.75            11/15/37        3,632,200
     7,000    New Jersey Educational Facilities Authority, Princeton University
                Ser 1999 A .............................................................. 4.75            07/01/25        6,758,640
              New York State Dormitory Authority,
     5,000      City University Ser 2000 A (Ambac) ...................................... 6.125           07/01/13        5,736,850
     2,000      State University 1990 Ser A ............................................. 7.50            05/15/13        2,553,380
     5,000      State University 1993 Ser A ............................................. 5.25            05/15/15        5,419,350
     7,800      State University Ser 2000 B ............................................. 5.375           05/15/23        7,934,082
     2,500    Ohio State University, General Receipts, Ser 1999 A ....................... 5.80            12/01/29        2,648,300
       200    University of Toledo, Ohio, Ser 1992 A (FGIC) ............................. 5.90            06/01/20          206,052
     4,000    Delaware County Authority, Pennsylvania, Villanova University
                Ser 1995 (Ambac) ........................................................ 5.70            08/01/15        4,224,480
----------                                                                                                          --------------
    51,600                                                                                                               53,751,201
----------                                                                                                          --------------
              Electric Revenue (12.0%)
              Salt River Project Agricultural Improvement & Power District, Arizona,
    25,000      Refg 1993 Ser C (Secondary MBIA)** ...................................... 5.50            01/01/10       27,633,250
     4,000      Refg 2002 Ser A ......................................................... 5.25            01/01/13        4,350,120
     1,635    Sacramento Municipal Utility District, California, Refg 1994 Ser I
                (MBIA) .................................................................. 5.75            01/01/15        1,743,401
     9,000    Southern California Public Power Authority, Mead-Adelanto 1994 A
                (Ambac) ................................................................. 8.43[+/+]       07/01/15       10,033,380
    15,000    Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac) (WI) .......... 5.375           11/15/20       15,416,550
     9,550    Municipal Electric Authority of Georgia, Ser Y (Secondary MBIA) ........... 6.50            01/01/17       11,477,954
    15,000    Long Island Power Authority, New York, Ser 2000 A (FSA) ................... 0.00            06/01/17        7,465,650
              North Carolina Municipal Power Agency, Catawba
     5,000      Ser 1993 (MBIA) ......................................................... 9.02[+/+]       01/01/12        5,259,000
     5,000      Ser 1998 A (MBIA) ....................................................... 5.50            01/01/15        5,494,400
              Puerto Rico Electric Power Authority,
    15,000      Power Ser O ............................................................. 0.00            07/01/17        7,350,000
     5,000      Power Ser EE (MBIA) ..................................................... 4.50            07/01/18        4,921,500

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                                   COUPON       MATURITY
  THOUSANDS                                                                                    RATE          DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              South Carolina Public Service Authority,
$   10,000      Refg Ser 1996 A (MBIA) ......................................................  5.75 %     01/01/13   $   10,683,700
    15,000      1995 Refg Ser A (Ambac) .....................................................  6.25       01/01/22       16,232,100
              San Antonio, Texas, Electric & Gas
    10,500      Refg Ser 1994 C .............................................................  7.443[+/+] 02/01/06       11,101,125
     5,000      Refg Ser 1998 A .............................................................  4.50       02/01/21        4,574,700
    15,000    Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA) ......................  5.75       07/01/19       15,954,000
     3,000    Chelan County Public Utility District #1, Washington, Hydro
                Ser 1997 A (AMT) ............................................................  5.60       07/01/32        2,987,520
     5,000    Grant County Public Utility District #2, Washington, Electric
                Refg Ser 2001 H (FSA) .......................................................  5.375      01/01/18        5,213,550
     5,330    Seattle, Washington, Municipal Light & Power Impr & Refg Ser 2001
                (FSA) .......................................................................  5.50       03/01/18        5,614,995
----------                                                                                                           --------------
   178,015                                                                                                              173,506,895
----------                                                                                                           --------------
              Hospital Revenue (7.0%)
     3,500    Birmingham-Carraway Special Care Facilities Financing Authority,
                Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ..................  5.875      08/15/15        3,678,745
     2,000    Tampa, Florida, Catholic Health Ser 1998 A-2 (Ambac) ..........................  4.875      11/15/28        1,875,000
     5,000    Hawaii Department of Budget & Finance, Queen's Health 1996 Ser A ..............  6.00       07/01/20        5,105,950
     5,000    Illinois Health Facilities Authority, Loyola University Health Ser 2001 A .....  6.00       07/01/21        5,083,400
     4,000    Maine Health & Higher Educational Facilities Authority, Ser 1998 B (FSA) ......  4.875      07/01/23        3,830,080
     1,000    Massachusetts Health & Educational Facilities Authority, Massachusetts
                General Hospital Ser F (Ambac) ..............................................  6.00       07/01/15        1,052,070
              Rochester, Minnesota, Mayo Foundation/Medical Center
     5,000      Ser 1992 I ..................................................................  5.75       11/15/21        5,086,450
     6,400      Ser 1992 F ..................................................................  6.25       11/15/21        6,561,280
    10,000    Missouri Health & Educational Facilities Authority, Barnes Jewish/
                Christian Health Ser 1993 A .................................................  5.25       05/15/14       10,523,700
     3,000    University of Missouri, Health Ser 1996 A (Ambac) .............................  5.50       11/01/16        3,143,490
              Henderson, Nevada
    10,065      Catholic Health West 1998 Ser A .............................................  5.375      07/01/26        8,808,183
     2,000      Catholic Health West 1998 Ser A .............................................  5.125      07/01/28        1,690,060
     6,500    New Jersey Health Care Facilities Financing Authority, Robert Wood
                Johnson University Hospital, Ser 2000 .......................................  5.75       07/01/25        6,779,240
     6,000    New York State Medical Care Facilities Finance Agency, Presbyterian
                Hospital - FHA Insured Mtge Ser 1994 A ......................................  5.25       08/15/14        6,313,440

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                                  COUPON      MATURITY
  THOUSANDS                                                                                   RATE         DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              North Carolina Medical Care Commission,
$    4,000      Pitt County Memorial Hospital Ser 1998 A ................................     4.75 %     12/01/28   $    3,625,720
     5,000      Presbyterian Health Services Corp Refg Ser 1993 .........................     5.50       10/01/20        5,049,950
       700    Akron, Bath & Copley Joint Township Hospital District, Ohio, Summa
                Health Ser 1992 A .......................................................     6.25       11/15/07          717,563
     3,000    Erie County Hospital Facility, Ohio, Firelands Regional Medical Center
                Ser 2002 ................................................................     5.625      08/15/32        2,997,600
     5,000    Lorain County, Ohio, Catholic Health Ser 9 2001 A .........................     5.25       10/01/33        4,778,100
     5,000    Pennsylvania Higher Educational Facilities Authority, University of
                Pennsylvania Ser A 1996 .................................................     5.75       01/01/22        5,042,150
     5,000    Greenville Hospital, South Carolina, Ser 2001 (Ambac) .....................     5.00       05/01/31        4,851,100
     5,000    North Central Texas Health Facilities Development Corporation,
                University Medical Center Inc Ser 1997 (FSA) ............................     5.45       04/01/15        5,196,400
----------                                                                                                          --------------
   102,165                                                                                                             101,789,671
----------                                                                                                          --------------
              Industrial Development/Pollution Control Revenue (4.7%)
     1,500    Hawaii Department of Budget & Finance, Hawaii Electric Co
                Ser 1995 A (AMT) (MBIA) .................................................     6.60       01/01/25        1,633,560
     5,000    Wamego, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) ..................     7.00       06/01/31        5,097,100
     8,500    Massachusetts Industrial Finance Agency, Eastern Edison Co
                Refg Ser 1993 ...........................................................     5.875      08/01/08        8,796,735
     2,540    Lapeer Economic Development Corporation, Michigan, Dott
                Manufacturing Co Ser 1989 A (AMT) .......................................    10.65       11/15/17        1,562,100
    10,000    Michigan, Strategic Fund, Detroit Edison Co Ser 1999 B (AMT) ..............     5.65       09/01/29        9,955,100
       500    Monroe County, Michigan, Detroit Edison Co Collateralized
                Ser 1-1992 (AMT) (MBIA) .................................................     6.875      09/01/22          514,255
       300    Bass Brook, Minnesota, Minnesota Power & Light Co Refg Ser 1992 ...........     6.00       07/01/22          304,005
              New Jersey Economic Development Authority,
     6,000      Continental Airlines Inc, Ser 1999 (AMT) ................................     6.625      09/15/12        5,548,620
     4,000      Continental Airlines Inc, Ser 1999 (AMT) ................................     6.25       09/15/19        3,400,720
    11,500    Dallas-Fort Worth International Airport Facility Improvement
                Corporation, Texas, American Airlines Inc Ser 1995 ......................     6.00       11/01/14        9,557,535
    10,000    Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001B (AMT) .......     5.75       05/01/30       10,044,300
    10,000    Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A ............     6.90       02/01/13       10,769,700
----------                                                                                                          --------------
    69,840                                                                                                              67,183,730
----------                                                                                                          --------------

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON        MATURITY
  THOUSANDS                                                                           RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Multi-Family (1.4%)
$    1,320    Massachussetts Housing Finance Agency, Rental 1994 Ser A
                (AMT) (Ambac) ....................................................... 6.60 %       07/01/14   $    1,386,950
     5,750    Michigan Housing Development Authority, Rental 1992 Ser A
                (Bifurcated FSA) .................................................... 6.50         04/01/23        5,891,220
     5,000    New Jersey Housing Agency, 1995 Ser A (Ambac) ......................... 6.00         11/01/14        5,270,600
              New York City Housing Development Corporation, New York,
     3,997      Ruppert Project - FHA Ins Sec 223F .................................. 6.50         11/15/18        4,200,993
     3,846      Stevenson Commons Project - FHA Ins Sec 223F ........................ 6.50         05/15/18        4,042,351
----------                                                                                                    --------------
    19,913                                                                                                        20,792,114
----------                                                                                                    --------------
              Mortgage Revenue - Single Family (5.8%)
              Alaska Housing Finance Corporation,
     2,675      Governmental 1995 Ser A (MBIA) ...................................... 5.875        12/01/24        2,735,188
    15,000      1997 Ser A (MBIA) ................................................... 6.00         06/01/27       15,716,250
     2,440    California Housing Finance Agency, Home 1983 Ser B .................... 0.00         08/01/15          791,219
              Colorado Housing & Finance Authority,
     1,060      1997 Ser B-2 (AMT) .................................................. 7.00         05/01/26        1,098,266
     1,475      1998 Ser A-2 (AMT) .................................................. 6.60         05/01/28        1,619,152
     1,365      1997 Ser C-2 (AMT) .................................................. 6.875        11/01/28        1,409,540
     3,260    Connecticut Housing Finance Authority, 2000 Subser B-2 (AMT) .......... 5.85         05/15/31        3,341,728
     6,970    Hawaii Housing Finance & Development Corporation, Purchase
                1997 Ser A (AMT) .................................................... 5.75         07/01/30        7,062,074
       215    Idaho Housing Agency, Ser 1988 D-2 (AMT) .............................. 8.25         01/01/20          226,776
              Chicago, Illinois,
       955      Ser 1997 B GNMA (AMT) ............................................... 6.95         09/01/28        1,015,690
     1,065      GNMA-Backed Ser 1997 A (AMT) ........................................ 7.25         09/01/28        1,130,018
       185    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA) ........... 8.00         11/01/20          185,163
       355    Saint Tammany Public Trust Finance Authority, Louisiana,
                Refg Ser 1990 B ..................................................... 7.25         07/25/11          372,101
       170    Massachusetts Housing Finance Agency, Housing Ser 21 (AMT) ............ 7.125        06/01/25          172,878
       165    Minnesota Housing Finance Agency, Ser 1992 H (AMT) .................... 6.50         01/01/26          169,100
              Missouri Housing Development Commission, Homeownership
     1,710      1996 Ser C (AMT) .................................................... 7.45         09/01/27        1,848,578
     1,090      1997 Ser A-2 (AMT) .................................................. 7.30         03/01/28        1,184,078
     2,860      1997 Ser C-1 ........................................................ 6.55         09/01/28        3,100,526
       395      1998 Ser B-2 (AMT) .................................................. 6.40         03/01/29          420,158
     1,720      Ser 2000 B-1 (AMT) .................................................. 7.45         09/01/31        1,986,996

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                             COUPON           MATURITY
  THOUSANDS                                                                              RATE              DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              New Hampshire Housing Finance Authority,
$    4,445      Mortgage Acquisition 2000 Ser B (AMT) .................................   6.70 %          07/01/29   $    4,868,208
       540      Residential GNMA-Backed Ser 1989 B (AMT) ..............................   7.70            07/01/29          540,680
     1,050    North Dakota Housing Finance Agency, 1990 Ser B (AMT) ...................   7.75            07/01/24        1,059,209
    13,915    Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT) .............   6.10            09/01/28       14,429,994
     3,755    Oregon Housing & Community Service Department, Ser 2000 F (AMT) .........   6.25            07/01/28        3,912,259
              Tennessee Housing Department Agency, Mortgage Finance
     3,700      1993 Ser A ............................................................   5.90            07/01/18        3,788,615
       830      1994 Ser B (AMT) ......................................................   6.55            07/01/19          848,409
     9,165      1993 Ser A ............................................................   5.95            07/01/28        9,320,988
       125    Utah Housing Finance Agency, Fed Ins/Gtd Loans 1994 Issue E (AMT) .......   6.50            07/01/26          129,162
----------                                                                                                           --------------
    82,655                                                                                                               84,483,003
----------                                                                                                           --------------
              Nursing & Health Related Facilities Revenue (0.6%)
       910    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990 (b) ........................  10.25            01/01/20          594,267
     1,810    Lexington-Fayette Urban County Government, Kentucky,
                AHF/Kentucky-Iowa Inc Ser 1990 (b) ....................................  10.25            01/01/20        1,182,002
       500    Minneapolis & Saint Paul Housing & Redevelopment Authority,
                Minnesota, Group Health Plan Inc Ser 1992 .............................   6.75            12/01/13          511,265
     2,000    New York State Dormitory Authority, Mental Health Ser 1999 C (MBIA) .....   4.75            08/15/22        1,893,160
     1,815    Chester County Industrial Development Authority, Pennsylvania,
                RHA/PA Nursing Homes Inc Ser 1989 .....................................   8.50            05/01/32        1,823,240
              Kirbyville Health Facilities Development Authority, Texas,
       623      Heartway III Corp Ser 1998 B (a) ......................................   6.00            03/20/04           31,150
     3,613      Heartway III Corp Ser 1998 A ..........................................  10.00            03/20/18        3,086,726
----------                                                                                                           --------------
    11,271                                                                                                                9,121,810
----------                                                                                                           --------------
              Public Facilities Revenue (3.1%)
     9,000    Arizona School Facilities Board, School Improvement Ser 2001 ............   5.50            07/01/18        9,598,680
     2,000    North City West School Facilities Authority, California, Community
                District #1 Special Tax Ser 1995 B (FSA) ..............................   6.00            09/01/19        2,251,320
     5,000    Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac) ..................   5.50            12/01/25        5,185,850
     3,495    Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac) ...................   6.25            12/15/20        4,057,660
    20,000    Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B
                (MBIA) (WI) ...........................................................   0.00##          06/15/22        8,870,600
     4,000    Michigan, 525 Redevco Inc COPs (Ambac) ..................................   5.50            06/01/27        4,083,720


                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                             COUPON        MATURITY
  THOUSANDS                                                                              RATE           DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Ohio Building Authority,
$    5,000      1985 Ser C ...........................................................    9.75 %       10/01/05   $    5,925,700
     5,000      Administrative Building 2001 Ser A (FSA) .............................    5.50         10/01/18        5,320,250
----------                                                                                                        --------------
    53,495                                                                                                            45,293,780
----------                                                                                                        --------------
              Recreational Facilities Revenue (1.5%)
     3,500    Denver, Colorado, Excise Tax Ser 1985 A (Secondary FSA) ................    5.00         11/01/08        3,534,580
              Metropolitan Football Stadium District, Colorado,
     4,000      Sales Tax Ser 1999 A (MBIA) ..........................................    0.00         01/01/10        2,908,360
     2,000      Sales Tax Ser 1999 A (MBIA) ..........................................    0.00         01/01/12        1,302,700
     9,000    Mashantucket Western Pequot Tribe, Connecticut, Special 1997 Ser B .....    5.75         09/01/27        8,908,200
     5,000    Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ......................    5.25         12/01/32        5,006,850
----------                                                                                                        --------------
    23,500                                                                                                            21,660,690
----------                                                                                                        --------------
              Resource Recovery Revenue (1.3%)
    18,000    Northeast Maryland Waste Disposal Authority, Montgomery County
----------      Ser 1993 A (AMT) .....................................................    6.30         07/01/16       18,595,620
                                                                                                                  --------------
              Retirement & Life Care Facilities Revenue (0.4%)
              Riverside County Public Financing Authority, California,
     2,000      Air Force Village West Inc COPs ......................................    5.75         05/15/19        1,991,300
     3,900      Air Force Village West Inc COPs ......................................    5.80         05/15/29        3,801,291
----------                                                                                                        --------------
     5,900                                                                                                             5,792,591
----------                                                                                                        --------------
              Tax Allocation Revenue (0.4%)
     5,000    Rosemead Redevelopment Agency, California, Project # 1 Ser 1993 A ......    5.60         10/01/33        5,000,400
----------                                                                                                        --------------
              Transportation Facilities Revenue (17.7%)
     4,140    Phoenix, Arizona, Street & Highway Jr Lien, Ser 2002 (FGIC) ............    5.00         07/01/11        4,450,541
     5,000    San Francisco Bay Area Rapid Transit District, California, Sales Tax
                Ser 1998 (Ambac) .....................................................    4.75         07/01/23        4,794,600
     3,000    Colorado Department of Transportation, Ser 2000 (Ambac) ................    6.00         06/15/15        3,375,210
              E-470 Public Highway Authority, Colorado,
    15,000      Ser 1997 B (MBIA) ....................................................    0.00         09/01/14        8,389,500
     5,000      Ser 1997 B (MBIA) ....................................................    0.00         09/01/16        2,465,750
    10,000    Metropolitan Washington Airport Authority, District of Columbia
                & Virginia, Ser 2001A (AMT) (MBIA)++ .................................    5.50         10/01/27       10,170,900
     8,500    Jacksonville, Florida, Transportation Ser 2001 (MBIA) ..................    5.00         10/01/26        8,358,560


                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                             COUPON       MATURITY
  THOUSANDS                                                                              RATE          DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
              Mid-Bay Bridge Authority, Florida,
$    8,965      Sr Lien Crossover Refg Ser 1993 A (Ambac) ............................   5.85 %       10/01/13   $    9,878,982
     3,000      Ser 1997 A (Ambac) ...................................................   0.00         10/01/21        1,024,020
     5,000    Atlanta, Georgia, Airport Ser 2000 (FGIC) ..............................   5.875        01/01/17        5,453,050
     3,460    Hawaii, Airport 2000 Ser B (AMT) (FGIC) ................................   6.625        07/01/17        3,906,790
     6,000    Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) .......   5.75         06/01/21        6,632,040
     2,545    Southwestern Development Authority, Illinois, Tri-City Regional
                Port District Ser 1989 A (AMT) .......................................   7.90         07/01/14        2,595,671
              Kentucky Turnpike Authority,
     9,000      Economic Development Road Refg Ser 1995 (Ambac) ......................   6.50         07/01/08       10,427,850
    30,000      Resource Recovery Road 1987 Ser A** ..................................   5.00         07/01/08       30,030,000
     9,275    Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ............   5.55         01/01/17        9,543,047
       250    Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
                Sub Lien Ser 1991 B (AMT) (MBIA) .....................................   6.75         12/01/21          257,092
     4,140    Missouri Highways & Transportation Commission, Ser A 2001 ..............   5.125        02/01/19        4,249,006
              St. Louis, Missouri, Lambert-St-Louis International Airport,
     4,000      Ser 2000 .............................................................   6.00         01/01/07        4,072,440
     3,000      Ser 2000 .............................................................   6.00         01/01/08        3,043,470
     3,500      Ser 2000 .............................................................   6.125        01/01/09        3,549,000
     5,000    Nevada Department of Business & Industry, Las Vegas Monorail,
                1st Tier Ser 2000 (Ambac) ............................................   5.375        01/01/40        4,987,950
              New Jersey Highway Authority,
    10,000      Senior Parkway 2001 Ser (FGIC) .......................................   5.25         01/01/19       10,394,500
     7,000      Senior Parkway 1999 Ser ..............................................   5.625        01/01/30        7,359,730
     6,595    Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac) ...........   6.375        07/01/15        7,233,924
              Metropolitan Transportation Authority, New York,
    10,000      Transportation Ser 2002 A (Ambac) ....................................   5.50         11/15/18       10,684,600
     5,000      Service Contract Ser 2002 B (MBIA) (WI) ..............................   5.50         07/01/24        5,190,950
     7,500    Ohio Turnpike Commission, Ser 1998 B (FGIC) ............................   4.50         02/15/24        6,799,950
     5,000    Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) ...................   4.75         12/01/27        4,671,750
    10,000    Puerto Rico Highway & Transportation Authority, Refg Ser X .............   5.50         07/01/15       10,914,700
    10,000    South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac) ..   5.50         10/01/16       10,717,100
    11,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA) ..............   6.125        11/15/25       11,664,950
     7,500    Dallas Area Rapid Transit, Texas, Senior Lien Ser 2001 (Ambac) .........   5.00         12/01/31        7,166,250
     4,000    Dallas-Fort Worth International Airport, Texas, Refg Ser 1995 (FGIC) ...   5.625        11/01/15        4,227,360
     5,000    Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA) ................   5.875        07/01/17        5,336,050
     4,000    Pocahontas Parkway Association, Virginia, Route 895 Connector
                Ser 1998 A ...........................................................   5.50         08/15/28        2,850,360


                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                           COUPON       MATURITY
  THOUSANDS                                                                            RATE          DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Virginia Transportation Board,
$    2,000      US Route 58 Corridor Ser 1993 B ....................................... 5.625%      05/15/13   $    2,069,200
     6,000      US Route 28 Ser 1992 .................................................. 6.50        04/01/18        6,143,280
----------                                                                                                     --------------
   258,370                                                                                                        255,080,123
----------                                                                                                     --------------
              Water & Sewer Revenue (12.6%)
    10,000    Jefferson County, Alabama, Sewer Ser 1997 (FGIC) ........................ 5.75        02/01/22       10,446,200
     5,000    California Department of Water Resources, Central Valley Ser L .......... 5.50        12/01/23        5,063,050
    10,000    Los Angeles, California, Wastewater Ser 1994-A (MBIA) ................... 5.875       06/01/24       10,578,900
     5,000    Lee County, Florida, Water & Sewer 1999 Ser A (Ambac) ................... 4.75        10/01/23        4,774,100
     1,900    Northern Palm Beach County Improvement District, Florida,
                Water Control & Impr #9A Ser 1996 A ................................... 6.80        08/01/06        2,038,263
     5,000    Atlanta, Georgia, Water & Wastewater Ser 2001 A (MBIA) .................. 5.00        11/01/33        4,830,850
     5,000    Augusta, Georgia, Water & Sewer Ser 2000 (FSA) .......................... 5.25        10/01/26        5,050,700
    10,000    Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) ................ 4.75        01/01/28        9,308,100
     8,000    Indiana Bond Bank, Revolving Fund Ser 2001A ............................. 5.375       02/01/19        8,361,440
     8,000    Indianapolis, Indiana, Industrial Local Public Improvement Bond Bank
                Water Works Ser 2002 A (MBIA) ......................................... 5.125       07/01/27        7,835,440
     2,700    Kansas Development Finance Authority, Public Water Supply
                Ser 2000-2 (Ambac) .................................................... 5.75        04/01/17        2,932,389
    10,000    Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
                Ser 1998 A (FGIC) ..................................................... 4.75        05/15/28        9,286,800
     6,640    Boston Water & Commission, Massachusetts Ser 1998 Ser D (FGIC) .......... 4.75        11/01/22        6,388,145
     5,000    Massachusetts Water Resources Authority, Refg 1992 Ser B ................ 5.50        11/01/15        5,150,200
              Detroit, Michigan,
     3,320      Sewage Refg Ser 1993 A (FGIC) ......................................... 5.70        07/01/13        3,495,362
    10,000      Water Supply Sr Lien, Ser 2001- A (FGIC) .............................. 5.25        07/01/33        9,999,900
     5,000    Truckee Meadows Water Authority, Nevada, Ser 2001A (FSA) ................ 5.125       07/01/30        4,831,300
              Charlotte, North Carolina Water & Sewer
     4,000      Ser 2000 .............................................................. 5.75        06/01/19        4,316,520
     4,000      Ser 2000 .............................................................. 5.75        06/01/20        4,308,240
     5,000      Ser 2000 .............................................................. 5.25        06/01/25        5,045,900
     5,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ................ 5.00        01/01/23        4,949,400
       800    Montgomery County, Ohio, Water Ser 1992 (FGIC) .......................... 6.25        11/15/17          828,408
     5,000    Charleston, South Carolina, Refg Cap Impr Ser 1998 (FGIC) ............... 4.50        01/01/24        4,544,000
     5,000    Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC) .............. 5.25        06/01/28        5,037,700
    10,000    Metropolitan Government of Nashville & Davidson County,
                Tennesse, Refg Ser 1998 A (FGIC) ...................................... 4.75        01/01/22        9,582,500
     5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) ................. 5.75        05/15/17        5,430,250

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                                 COUPON       MATURITY
  THOUSANDS                                                                                  RATE          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    5,000    Houston, Texas, Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ............      5.25 %       12/01/30    $    4,970,550
    16,000    San Antonio, Texas, Water Refg Ser 2002 (FSA) ...........................      5.00         05/15/28        15,427,680
     2,000    Loudoun County Sanitation Authority, Virginia, Ser 1998 (MBIA) ..........      4.75         01/01/21         1,949,500
     5,000    King County, Washington, Sewer Refg 2001 (FGIC) .........................      5.00         01/01/31         4,752,500
----------                                                                                                            --------------
   182,360                                                                                                               181,514,287
----------                                                                                                            --------------
              Other Revenue (1.6%)
              New York City Transitional Finance Authority, New York,
     3,000      2000 Ser A ............................................................      5.75         08/15/24         3,456,240
     7,000      Refg 2003 Ser A (WI) ..................................................      5.50         11/01/26         7,668,430
              New York Local Government Assistance Corporation, New York,
     5,000      Ser 1993 C ............................................................      5.50         04/01/17         5,494,800
     6,000      Ser 1995 A ............................................................      6.00         04/01/24         6,283,920
----------                                                                                                            --------------
    21,000                                                                                                                22,903,390
----------                                                                                                            --------------
              Refunded (11.0%)
     9,000    Los Angeles Convention & Exhibition Center Authority, California,
                Ser 1985 COPs .........................................................      9.00         12/01/05+       10,979,820
    20,100    San Francisco Redevelopment Agency, California, George R Moscone
                Convention Center Ser 1988 ............................................      0.00#        07/01/04+       22,684,056
     5,000    Southern California Public Power Authority, Palo Verde Ser A (Ambac)
                (ETM) .................................................................      5.00         07/01/15         5,249,150
     2,500    Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM) .....................      6.875        10/01/22         3,112,075
     8,000    Hawaii, 1999 Ser CT (FSA) ...............................................      5.875        09/01/09+        9,197,840
              Massachusetts,
    10,000      2000 Ser B ............................................................      6.00         06/01/10+       11,493,000
    10,000      2000 Ser C ............................................................      5.75         10/01/10+       11,385,600
    10,000      2000 Ser C ............................................................      5.75         10/01/10+       11,385,600
     2,500    Massachusetts Health & Educational Facilities Authority, Malden
                Hospital - FHA Ins Mtge Ser A (ETM) ...................................      5.00         08/01/16         2,648,950
    10,000    Massachusetts Water Resources Authority, 1996 Ser A (FGIC) ..............      5.50         11/01/06+       11,181,800
     1,300    New Hampshire Higher Educational & Health Facilities Authority,
                St Joseph Hospital Ser 1994 (Connie Lee) ..............................      6.35         01/01/04+        1,434,394
    13,090    New York State Dormitory Authority, Suffolk County Judicial Ser 1986
                (ETM) .................................................................      7.375        07/01/16        16,153,191
     9,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C (ETM) ................      4.70         02/01/06         9,532,800


                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


  PRINCIPAL
  AMOUNT IN                                                                                COUPON      MATURITY
  THOUSANDS                                                                                 RATE         DATE              VALUE
-------------                                                                            ----------- ------------- ----------------
$   25,000    Intermountain Power Agency, Utah, Refg 1985 Ser H GAINS ...............    10.00%       07/01/03+     $   27,330,250
     5,000    Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM) .................     5.00        06/01/15           5,281,300
----------                                                                                                          --------------
   140,490                                                                                                             159,049,826
----------                                                                                                          --------------
 1,416,344    Total Tax-Exempt Municipal Bonds (Cost $1,319,526,102)..............................................   1,402,269,208
----------                                                                                                          --------------
              Short-Term Tax-Exempt Municipal Obligations (3.7%)
    25,060    Idaho Health Facilities Authority, St Lukes Regional Medical Center
                Ser 2000 (FSA) (Demand 07/01/02) ......................................   2.00*       07/01/30          25,060,000
     7,000    Missouri Health & Educational Facilities Authority, Cox Health Ser 1997
                (MBIA) (Demand 07/01/02) ..............................................   1.85*       06/01/15           7,000,000
    21,125    Harris County Health Facilities Development Corporation, Texas,
                Methodist Hospital Ser 1994 (Demand 07/01/02) .........................   1.85*       12/01/25          21,125,000
----------                                                                                                          --------------
    53,185    Total Short-Term Tax-Exempt Municipal Obligations (Cost $53,185,000) ...............................      53,185,000
----------                                                                                                          --------------
$1,469,529    Total Investments (Cost $1,372,711,102) (c)...........................................     100.7 %     1,455,454,208
==========
              Liabilities in Excess of Other Assets ................................................      (0.7)         (9,773,228)
                                                                                                          ----      --------------
              Net Assets ...........................................................................     100.0 %    $1,445,680,980
                                                                                                         =====      ==============

------------
  AMT  Alternative Minimum Tax.
 COPs  Certificates of Participation.
  ETM  Escrowed to maturity.
 GAINS Growth and Income Security.
  PSF  Texas Permanent School Fund Guarantee Program.
  WI   Security purchased on a "when-issued" basis.
  +    Prerefunded to call date shown.
  ++   Joint exemption in locations shown.
[+/+] Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term security fluctuates.
  ##   Currently a zero coupon security; will convert to 5.65% on June 15, 2017.
  #    Currently a zero coupon security; will convert to 8.50% on July 1, 2002.
  *    Current coupon of variable rate demand obligation.
  ** All or a portion of this security has been segregated in connection with the purchase of "when issued" securities.
 (a)   Non-income producing security; bond in default.
 (b) Issuer has entered into a forbearance agreement for partial payment of debt service.
 (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $90,609,191, and the aggregate gross unrealized depreciation is $7,866,085, resulting in net unrealized appreciation of $82,743,106.


Bond Insurance:
--------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


                        Geographic Summary of Investments

                Based on Market Value as a Percent of Net Assets

Alabama ..................... 1.0%      Idaho .......................  1.7%
Alaska ...................... 4.7       Illinois ....................  3.4
Arizona ..................... 3.2       Indiana .....................  1.6
California .................. 6.5       Kansas ......................  0.6
Colorado .................... 3.2       Kentucky ....................  3.5
Connecticut ................. 1.1       Maine .......................  0.3
District of Columbia ........ 0.7       Maryland ....................  1.4
Florida ..................... 2.7       Massachusetts ...............  5.6
Georgia ..................... 2.5       Michigan ....................  2.5
Hawaii ...................... 1.9       Minnesota ...................  0.9



Missouri .................... 3.3%      Pennsylvania ................  1.8%
Nevada ...................... 1.7       Puerto Rico .................  1.6
New Hampshire ............... 0.5       South Carolina ..............  3.6
New Jersey .................. 3.1       Tennessee ...................  2.3
New Mexico .................. 0.5       Texas .......................  9.3
New York .................... 7.6       Utah ........................  3.4
North Carolina .............. 3.7       Virginia ....................  1.6
North Dakota ................ 0.1       Washington ..................  2.6
Ohio ........................ 4.7       Wisconsin ...................  0.7
Oregon ...................... 0.3       Joint Exemption* ............ (0.7)
                                                                     -----
                                        Total ...................... 100.7%
                                                                     =====

------------
* Joint exemption has been included in each geographic location.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)



ASSETS:
Investments in securities, at value
 (cost $1,372,711,102) .......................................  $1,455,454,208
Cash .........................................................         127,916
Receivable for:
  Interest ...................................................      23,785,920
  Investments sold ...........................................       3,185,062
  Shares of beneficial interest sold .........................       1,487,080
Prepaid expenses and other assets ............................          88,665
                                                                --------------
  TOTAL ASSETS ...............................................   1,484,128,851
                                                                --------------
LIABILITIES:
Payable for:
  Investments purchased ......................................      36,668,520
  Shares of beneficial interest redeemed .....................         565,558
  Investment management fee ..................................         493,030
  Dividends and distributions to shareholders ................         385,544
  Distribution fee ...........................................         124,242
Accrued expenses .............................................         210,977
                                                                --------------
  TOTAL LIABILITIES ..........................................      38,447,871
                                                                --------------
  NET ASSETS .................................................  $1,445,680,980
                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..............................................  $1,362,507,031
Net unrealized appreciation ..................................      82,743,106
Dividends in excess of net investment income .................        (979,021)
Accumulated undistributed net realized gain ..................       1,409,864
                                                                --------------
  NET ASSETS .................................................  $1,445,680,980
                                                                ==============
CLASS A SHARES:
Net Assets ...................................................     $31,719,970
Shares Outstanding (unlimited authorized, $.01 par value) ....       2,716,289
  NET ASSET VALUE PER SHARE ..................................          $11.68
                                                                        ======
  MAXIMUM OFFERING PRICE PER SHARE,
  (net asset value plus 4.44% of net asset value) ............          $12.20
                                                                        ======
CLASS B SHARES:
Net Assets ...................................................    $217,059,775
Shares Outstanding (unlimited authorized, $.01 par value) ....      18,504,406
  NET ASSET VALUE PER SHARE ..................................          $11.73
                                                                        ======
CLASS C SHARES:
Net Assets ...................................................     $21,855,178
Shares Outstanding (unlimited authorized, $.01 par value) ....       1,867,391
  NET ASSET VALUE PER SHARE ..................................          $11.70
                                                                        ======
CLASS D SHARES:
Net Assets ...................................................  $1,175,046,057
Shares Outstanding (unlimited authorized, $.01 par value) ....     100,634,332
  NET ASSET VALUE PER SHARE ..................................          $11.68
                                                                        ======

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF OPERATIONS
For the six months ended June 30, 2002 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $38,223,788
                                                   -----------
EXPENSES
Investment management fee .....................      2,967,343
Distribution fee (Class A shares) .............         10,707
Distribution fee (Class B shares) .............        617,710
Distribution fee (Class C shares) .............         65,759
Transfer agent fees and expenses ..............        373,220
Shareholder reports and notices ...............         67,795
Registration fees .............................         35,049
Custodian fees ................................         29,304
Professional fees .............................         29,028
Trustees' fees and expenses ...................         14,715
Other .........................................         29,981
                                                   -----------
  TOTAL EXPENSES ..............................      4,240,611
Less: expense offset ..........................        (29,104)
                                                   -----------
  NET EXPENSES ................................      4,211,507
                                                   -----------
  NET INVESTMENT INCOME .......................     34,012,281
                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................      1,413,551
Net change in unrealized appreciation .........     23,121,810
                                                   -----------
  NET GAIN ....................................     24,535,361
                                                   -----------
NET INCREASE ..................................    $58,547,642
                                                   ===========


                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL STATEMENTS continued


STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE SIX       FOR THE YEAR
                                                                                     MONTHS ENDED          ENDED
                                                                                    JUNE 30, 2002    DECEMBER 31, 2001
                                                                                  ----------------- ------------------
                                                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ...........................................................  $   34,012,281     $   73,748,185
Net realized gain ...............................................................       1,413,551         14,729,433
Net change in unrealized appreciation ...........................................      23,121,810        (30,548,675)
                                                                                   --------------     --------------
  NET INCREASE ..................................................................      58,547,642         57,928,943
                                                                                   --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares ................................................................        (717,183)        (1,254,363)
  Class B shares ................................................................      (4,463,448)        (8,231,300)
  Class C shares ................................................................        (394,386)          (623,141)
  Class D shares ................................................................     (28,913,700)       (62,820,874)
Net realized gain*
  Class A shares ................................................................         (54,800)          (226,211)
  Class B shares ................................................................        (371,773)        (1,675,552)
  Class C shares ................................................................         (38,278)          (134,866)
  Class D shares ................................................................      (2,029,110)        (9,992,484)
                                                                                   --------------     --------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS .............................................     (36,982,678)       (84,958,791)
                                                                                   --------------     --------------
Net increase (decrease) from transactions in shares of beneficial interest ......      (8,922,692)       416,883,986
                                                                                   --------------     --------------
  NET INCREASE ..................................................................      12,642,272        389,854,138
NET ASSETS:
Beginning of period .............................................................   1,433,038,708      1,043,184,570
                                                                                   --------------     --------------
END OF PERIOD
(Including dividends in excess of net investment income of $979,021 and $502,585,
respectively)....................................................................  $1,445,680,980     $1,433,038,708
                                                                                   ==============     ==============

------------
 * Includes Short-Term Gains of


    Class A shares ...................      -       $ 12,568
    Class B shares ...................      -         93,088
    Class C shares ...................      -          7,493
    Class D shares ...................      -        555,149
                                         --------   --------
     Total Short-Term Gains ..........      -       $668,298
                                         ========   ========


                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [0] JUNE 30, 2002 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended the ("Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [0] JUNE 30, 2002 (UNAUDITED) continued

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.325% to the portion of daily net assets exceeding $1.25 billion. Effective May 1, 2002, the Agreement was amended to reduce the annual rate to 0.30% of the portion of daily net assets exceeding $2.5 billion.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [0] JUNE 30, 2002 (UNAUDITED) continued

daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 0.60% of the average daily net assets of Class B; and (iii) Class C - up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,816,889 at June 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.07% and 0.70%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $156,248, and $5,749, respectively and received $146,371, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 aggregated $72,346,974 and $63,123,653, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $23,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees'

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


fees and expenses in the Statement of Operations amounted to $8,430. At June 30, 2002, the Fund had an accrued pension liability of $118,884 which is included in accrued expenses in the Statement of Assets and Liabilities.


5. FEDERAL INCOME TAX STATUS

At December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                  FOR THE SIX                      FOR THE YEAR
                                                                  MONTHS ENDED                         ENDED
                                                                 JUNE 30, 2002                   DECEMBER 31, 2001
                                                        -------------------------------- ---------------------------------
                                                                  (unaudited)
                                                             SHARES          AMOUNT           SHARES           AMOUNT
                                                        --------------- ---------------- --------------- -----------------
CLASS A SHARES
Sold ..................................................     2,957,760    $  34,366,467       9,079,007    $  106,404,463
Reinvestment of dividends and distributions ...........        32,237          374,744          72,684           849,252
Redeemed ..............................................    (2,619,446)     (30,400,965)     (8,658,058)     (101,626,375)
                                                           ----------    -------------      ----------    --------------
Net increase - Class A ................................       370,551        4,340,246         493,633         5,627,340
                                                           ----------    -------------      ----------    --------------
CLASS B SHARES
Sold ..................................................     3,243,156       37,868,747      12,357,534       146,088,789
Reinvestment of dividends and distributions ...........       202,469        2,363,918         425,915         4,995,569
Redeemed ..............................................    (2,274,999)     (26,546,810)     (8,799,577)     (104,075,933)
                                                           ----------    -------------      ----------    --------------
Net increase - Class B ................................     1,170,626       13,685,855       3,983,872        47,008,425
                                                           ----------    -------------      ----------    --------------
CLASS C SHARES
Sold ..................................................     1,351,044       15,708,666       3,003,253        35,407,606
Reinvestment of dividends and distributions ...........        23,822          277,505          46,554           544,567
Redeemed ..............................................      (918,362)     (10,670,278)     (2,625,832)      (30,951,538)
                                                           ----------    -------------      ----------    --------------
Net increase - Class C ................................       456,504        5,315,893         423,975         5,000,635
                                                           ----------    -------------      ----------    --------------
CLASS D SHARES
Sold ..................................................     1,344,188       15,602,377       1,685,751        19,857,745
Reinvestment of dividends and distributions ...........     1,298,710       15,090,206       3,040,733        35,527,928
Shares issued in connection with the acquisition of the
 Morgan Stanley Dean Witter Municipal Income Trusts
 (See Note 9) .........................................            --               --      48,557,606       571,263,372
Redeemed ..............................................    (5,429,302)     (62,957,269)    (22,748,737)     (267,401,459)
                                                           ----------    -------------     -----------    --------------
Net increase (decrease) - Class D .....................    (2,786,404)     (32,264,686)     30,535,353       359,247,586
                                                           ----------    -------------     -----------    --------------
Net increase (decrease) in Fund .......................      (788,723)   $  (8,922,692)     35,436,833    $  416,883,986
                                                           ==========    =============     ===========    ==============

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS [0] JUNE 30, 2002 (UNAUDITED) continued


7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2002, the Fund held positions in residual interest bonds having a total value of $26,393,505, which represents 1.8 % of the Fund's net assets.


9. FUND ACQUISITIONS - MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME TRUSTS

On February 5, 2001, the Fund acquired all the net assets of Morgan Stanley Dean Witter Municipal Income Trust ("Municipal Income Trust"), Morgan Stanley Dean Witter Municipal Income Trust II ("Municipal Income Trust II") and Morgan Stanley Dean Witter Municipal Income Trust III ("Municipal Income Trust III") based on the respective valuations as of the close of business on February 2, 2001, pursuant to three reorganization plans approved by the shareholders of Municipal Income Trust, Municipal Income Trust II, and the Municipal Income Trust III on January 23, 2001. The acquisition was accomplished by a tax-free exchange of 23,262,313 Class D shares of the Fund at a net asset value of $11.76 per share for 27,577,097 shares of Municipal Income Trust; 20,497,846 Class D shares of the Fund at a net asset value of $11.76 per share for 24,299,866 shares of Municipal Income Trust II and 4,797,447 Class D shares of the Fund at a net asset value of $11.76 per share for 5,798,353 shares of Municipal Income Trust III. The net assets of the Fund and Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III immediately before the acquisition were $1,046,560,521, $273,701,646, $241,157,858, and
$56,403,868, respectively, including unrealized appreciation of $11,327,506, $8,114,170, and $2,046,341 for Municipal Income Trust, Municipal Income Trust II and the Municipal Income Trust III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,617,823,893.


10. SUBSEQUENT EVENT - MERGER

On July 25, 2002, the Board of Trustees of the Fund and of Morgan Stanley Select Municipal Reinvestment Fund ("Select Municipal Reinvestment") approved a plan of reorganization whereby the Select Municipal Reinvestment would be merged into the Fund. The plan of reorganization is subject to the consent of the Fund's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Select Municipal Reinvestment would be combined with the assets of the Fund and shareholders of the Select Municipal Reinvestment would become Class A shareholders of the Fund, receiving shares of the corresponding Class A shares of the Fund equal to the value of their holdings in Select Municipal Reinvestment.

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                          FOR THE SIX                               FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED           ----------------------------------------------------------------
                                         JUNE 30, 2002            2001             2000             1999                 1998
                                    ----------------------      -------          ---------         -------            ---------
                                          (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ...........................       $11.50                 $11.71           $11.08           $12.02              $12.09
                                          ------                 ------           ------           ------              ------
Income (loss) from investment
 operations:
 Net investment income ............         0.28                   0.59             0.58             0.58                0.59
 Net realized and unrealized
  gain (loss) .....................         0.20                  (0.12)            0.63            (0.91)               0.10
                                          ------                 ------           ------           ------              ------
Total income (loss) from
 investment operations ............         0.48                   0.47             1.21            (0.33)               0.69
                                          ------                 ------           ------           ------              ------
Less dividends and
 distributions from:
 Net investment income ............        (0.28)                 (0.58)           (0.58)           (0.58)              (0.59)
 Net realized gain ................        (0.02)                 (0.10)              --            (0.03)              (0.17)
                                          ------                 ------           ------           ------              ------
Total dividends and
 distributions ....................        (0.30)                 (0.68)           (0.58)           (0.61)              (0.76)
                                          ------                 ------           ------           ------              ------
Net asset value, end of period.....       $11.68                 $11.50           $11.71           $11.08              $12.02
                                          ======                 ======           ======           ======              ======
TOTAL RETURN+......................         4.10%(1)               4.05%           11.21%           (2.82)%              5.86%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................         0.57%(2)(5)            0.66%(4)(5)      0.72%(5)         0.64 %(4)(5)        0.74%(4)(5)
Net investment income .............         4.79%(2)(5)            4.97%(5)         5.14%(5)         4.98 %(5)           4.88%(5)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ........................     $31,720                 $26,984          $21,685          $17,198             $15,041
Portfolio turnover rate ...........           5%(1)                  17%              17%              13%                 15%


                                        FOR THE PERIOD
                                        JULY 28, 1997*
                                            THROUGH
                                       DECEMBER 31, 1997
                                    ----------------------
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ...........................      $12.00
                                         ------
Income (loss) from investment
 operations:
 Net investment income ............        0.25
 Net realized and unrealized
  gain (loss) .....................        0.14
                                         ------
Total income (loss) from
 investment operations ............        0.39
                                         ------
Less dividends and
 distributions from:
 Net investment income ............       (0.25)
 Net realized gain ................       (0.05)
                                         ------
Total dividends and
 distributions ....................       (0.30)
                                         ------
Net asset value, end of period.....      $12.09
                                         ======
TOTAL RETURN+  ....................        3.31%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................        0.76%(2)(3)
Net investment income .............        4.96%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ........................      $3,857
Portfolio turnover rate ...........          16%

------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                           FOR THE SIX                               FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED        ---------------------------------------------------------------
                                          JUNE 30, 2002          2001             2000              1999              1998
                                     --------------------     ---------         --------          --------          ---------
                                           (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ............................     $11.56                $11.76            $11.13           $12.07               $12.14
                                         ------                ------            ------           ------               ------
Income (loss) from investment
 operations:
 Net investment income .............       0.25                  0.54              0.54             0.53                 0.55
 Net realized and unrealized
  gain (loss) ......................       0.19                 (0.11)             0.63            (0.91)                0.10
                                         ------                ------            ------           ------               ------
Total income (loss) from
 investment operations .............       0.44                  0.43              1.17            (0.38)                0.65
                                         ------                ------            ------           ------               ------
Less dividends and
 distributions from:
 Net investment income .............      (0.25)                (0.53)            (0.54)           (0.53)               (0.55)
 Net realized gain .................      (0.02)                (0.10)               --            (0.03)               (0.17)
                                         ------                ------            ------           ------               ------
Total dividends and
 distributions .....................      (0.27)                (0.63)            (0.54)           (0.56)               (0.72)
                                         ------                ------            ------           ------               ------
Net asset value, end of period......     $11.73                $11.56            $11.76           $11.13               $12.07
                                         ======                ======            ======           ======               ======
TOTAL RETURN+ ......................       3.83%(1)              3.68%            10.75%           (3.25)%               5.47%
RATIOS TO AVERAGE NET ASSETS:
Expenses. ..........................       1.10%(2)(5)           1.09%(4)(5)       1.11%(5)         1.11%(4)(5)          1.10%(4)(5)
Net investment income. .............       4.26%(2)(5)           4.54%(5)          4.75%(5)         4.51%(5)             4.52%(5)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands .........................   $217,060                $ 200,293       $156,972         $139,786             $132,303
Portfolio turnover rate ............          5%(1)                     17%          17%              13 %                 15%



                                         FOR THE PERIOD
                                         JULY 28, 1997*
                                             THROUGH
                                        DECEMBER 31, 1997
                                     ----------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ............................          $12.00
                                              ------
Income (loss) from investment
 operations:
 Net investment income .............            0.23
 Net realized and unrealized
  gain (loss) ......................            0.19
                                              ------
Total income (loss) from
 investment operations .............            0.42
                                              ------
Less dividends and
 distributions from:
 Net investment income .............           (0.23)
 Net realized gain .................           (0.05)
                                              ------
Total dividends and
 distributions .....................           (0.28)
                                              ------
Net asset value, end of period......          $12.14
                                              ======
TOTAL RETURN+ ......................            3.57%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses. ..........................            1.14%(2)(3)
Net investment income. .............            4.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands .........................         $95,573
Portfolio turnover rate ............              16%

------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

(3) Does not reflect the effect of expense offset of 0.02%.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                          FOR THE SIX                            FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED         -------------------------------------------------------------------
                                         JUNE 30, 2002           2001               2000            1999                  1998
                                    ----------------------    ---------          ----------       ----------           ----------
                                          (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ...........................      $11.53                 $11.73             $11.10          $12.04              $12.11
                                         ------                 ------             ------          ------              ------
Income (loss) from investment
 operations:
 Net investment income ............        0.24                   0.52               0.52            0.51                0.53
 Net realized and unrealized
  gain (loss) .....................        0.19                  (0.10)              0.63           (0.91)               0.10
                                         ------                 ------             ------          ------              ------
Total income (loss) from
 investment operations ............        0.43                   0.42               1.15           (0.40)               0.63
                                         ------                 ------             ------          ------              ------
Less dividends and
 distributions from:
 Net investment income ............       (0.24)                 (0.52)             (0.52)          (0.51)              (0.53)
 Net realized gain ................       (0.02)                 (0.10)                --           (0.03)              (0.17)
                                         ------                 ------             ------          ------              ------
Total dividends and
 distributions ....................       (0.26)                 (0.62)             (0.52)          (0.54)              (0.70)
                                         ------                 ------             ------          ------              ------
Net asset value, end of period.....      $11.70                 $11.53             $11.73          $11.10              $12.04
                                         ======                 ======             ======          ======              ======
TOTAL RETURN+ .....................        3.78%(1)               3.58%             10.66%          (3.37)%              5.36%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................        1.20%(2)(5)            1.19%(4)(5)        1.21%(5)        1.21%(4)(5)         1.20%(4)(5)
Net investment income .............        4.16%(2)(5)            4.44%(5)           4.65%(5)        4.41%(5)            4.34%(5)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ........................     $21,855                $16,270            $11,578         $10,025              $7,599
Portfolio turnover rate ...........           5%(1)                 17%                17%             13%                 15%


                                        FOR THE PERIOD
                                        JULY 28, 1997*
                                            THROUGH
                                       DECEMBER 31, 1997
                                    ----------------------
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period ...........................        $12.00
                                           ------
Income (loss) from investment
 operations:
 Net investment income ............          0.23
 Net realized and unrealized
  gain (loss) .....................          0.16
                                           ------
Total income (loss) from
 investment operations ............          0.39
                                           ------
Less dividends and
 distributions from:
 Net investment income ............         (0.23)
 Net realized gain ................         (0.05)
                                           ------
Total dividends and
 distributions ....................         (0.28)
                                           ------
Net asset value, end of period.....        $12.11
                                           ======
TOTAL RETURN+ .....................          3.28%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................          1.20%(2)(3)
Net investment income .............          4.41%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ........................        $2,953
Portfolio turnover rate ...........            16%

------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

(3)  Does not reflect the effect of expense offset of 0.02%.
(4)  Does not reflect the effect of expense offset of 0.01%.
(5) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
FINANCIAL HIGHLIGHTS continued


                                        FOR THE SIX
                                       MONTHS ENDED
                                       JUNE 30, 2002
                                  ----------------------
                                        (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................     $     11.50
                                      ---------------
Income (loss) from investment
 operations:
 Net investment income ..........            0.28
 Net realized and unrealized
  gain (loss) ...................            0.20
                                      ---------------
Total income (loss) from
 investment operations ..........            0.48
                                      ---------------
Less dividends and
distributions from:
 Net investment income ..........          ( 0.28)
 Net realized gain ..............          ( 0.02)
                                      ---------------
Total dividends and
 distributions ..................          ( 0.30)
                                      ---------------
Net asset value, end of period...     $     11.68
                                      ===============
TOTAL RETURN+  ..................            4.14%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................            0.50%(2)(4)
Net investment income ...........            4.86%(2)(4)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................     $ 1,175,046
Portfolio turnover rate .........               5%(1)



                                                                  FOR THE YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------------
                                       2001                2000           1999               1998               1997*
                                  -------------         -----------    -------------     -------------       ------------
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period .........................      $11.70              $11.07        $12.01              $12.08             $11.77
                                       ------              ------        ------              ------             ------
Income (loss) from investment
 operations:
 Net investment income ..........        0.61                0.60          0.59                0.62               0.63
 Net realized and unrealized
  gain (loss) ...................       (0.11)               0.63         (0.91)               0.10               0.36
                                       ------              ------        ------              ------             ------
Total income (loss) from
 investment operations ..........        0.50                1.23         (0.32)               0.72               0.99
                                       ------              ------        ------              ------             ------
Less dividends and
distributions from:
 Net investment income ..........       (0.60)              (0.60)        (0.59)              (0.62)             (0.63)
 Net realized gain ..............       (0.10)                 --         (0.03)              (0.17)             (0.05)
                                       ------              ------        ------              ------             ------
Total dividends and
 distributions ..................       (0.70)              (0.60)        (0.62)              (0.79)             (0.68)
                                       ------              ------        ------              ------             ------
Net asset value, end of period...      $11.50              $11.70        $11.07              $12.01             $12.08
                                       ======              ======        ======              ======             ======
TOTAL RETURN+ ...................        4.31%              11.44%        (2.71)%              6.11%              8.73%
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................        0.49%(3)(4)         0.51%(4)      0.51%(3)(4)         0.50%(3)(4)        0.49%
Net investment income ...........        5.14%(4)            5.35%(4)      5.11%(4)            5.12%(4)           5.34%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands ......................  $1,189,492            $852,950      $853,216          $1,023,246          $1,096,998
Portfolio turnover rate .........          17%                 17%           13%                 15%                 16%


------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.

(3)   Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manual H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Robert Wimmel
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


[MORGAN STANLEY LOGO]

[GRAPHIC OMITTED]


MORGAN STANLEY
TAX-EXEMPT
SECURITIES TRUST


SEMIANNUAL REPORT
JUNE 30, 2002

37950RPT-7551G02-ANP-7/02